Filed Pursuant to Rule 497(e)
Registration No. 033-06502

SUNAMERICA INCOME FUNDS

SunAmerica Flexible Credit Fund

(the “Fund”)

Supplement dated January 28, 2015, to the Fund’s Prospectus

dated October 1, 2014, as supplemented and amended to date

As of January 28, 2015, all references to Class B shares of the Fund in the Prospectus are hereby deleted in their entirety.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP2_S5118FCF_9-14